ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
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ORGANIZATION AND PRINCIPAL ACTIVITIES

GSX Techedu Inc. was incorporated under the laws of the Cayman Islands in August 2014 and the name changed to Gaotu Techedu Inc. in June 2021. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are currently engaged in the business of providing learning services and educational content and digitalized learning products in the People's Republic of China("PRC").

Beijing BaiJiaHuLian Technology Co., Ltd was founded in June 2014, as a limited liability company in the PRC, and the name changed to Beijing BaiJia Technology Co., Ltd in September 2020 and then changed to Gaotu Education Technology Group Co., Ltd (“Beijing Gaotu” or “VIE”) in July 2021. Beijing Gaotu and its subsidiaries (collectively "VIEs") are primarily engaged in providing learning services and educational content and digitalized learning products in mainland China.

Current laws and regulations of mainland China impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services and certain other businesses. To comply with the relevant laws and regulations of mainland China, the Company operates substantially all of its business through its VIE. On April 28, 2015, the Company, through BaiJiaHuLian HK Holdings Limited (“BaiJiaHuLian HK”) and its subsidiary in mainland China, Beijing Lexuebang Network Technology Co., Ltd. (“Beijing Lexuebang”), entered into a series of contractual arrangements with Beijing Gaotu, and the shareholders of Beijing Gaotu. The series of contractual agreements include an Exclusive Management Services and Business Cooperation Agreement, an Exclusive Call Option Agreement, an Equity Pledge Agreement, Powers of Attorney, Spousal Consent Letters and Letters of Commitment (collectively the “Original Agreement”). The Original Agreements were amended on March 2019 with no significant differences. In connection with the amendment and as part of the Group’s efforts to streamline the corporate structure, the Group removed six existing nominee shareholders as parties to the contractual arrangements with Beijing Gaotu and its shareholders. The rights and obligations of these nominee shareholders under these contractual arrangements have been assumed by Mr. Larry Xiangdong Chen.

On January 26, 2021, Beijing Lexuebang, Wuhan Yuexuebang Network Technology Co., Ltd ("Wuhan Yuexuebang") and Beijing Yuexuebang Network Technology Co., Ltd ("Beijing Yuexuebang") (collectively the "WFOEs"), entered into a VIE supplementary agreement (“Supplementary Agreement”) with Beijing Gaotu, and the shareholders of Beijing Gaotu. According to the Supplementary Agreement, each of Wuhan Yuexuebang and Beijing Yuexuebang became a party to the Original Agreement, enjoyed the same rights of Beijing Lexuebang under the Original Agreement and jointly assume the obligations of Beijing Lexuebang thereunder.

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ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The Group believes that these contractual arrangements would enable the Company to (1) have power to direct the activities that most significant affects the economic performance of VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE.

The Company’s subsidiaries, VIE and VIE’s major subsidiaries as of December 31, 2022 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services

VIE:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services

VIE's major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd. ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. ("WuhanGaoTu")	Apr 1, 2020	Wuhan, China	100%	Education services
Guangzhou XingHuo Online Computer Technology Co., Ltd. ("Guangzhou XingHuo")	Aug 18, 2022	Guangzhou, China	100%	Education services

The English names above are for identification purpose only.

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The VIE arrangements

Details of the contractual agreements are set forth below.

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Agreements that transfer economic benefits to the Group:

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among the WFOEs, the VIE and the shareholders of the VIE, the WFOEs has the exclusive right to provide or designate any third-party to provide, among other things, education management consultancy services, permission of intellectual property rights, technological support and business support to the VIE and its subsidiaries. In exchange, the VIE and its subsidiaries pay service fees to the WFOEs in an amount determined by the WFOEs in its sole discretion. Without the prior written consent of the WFOEs, the VIE and its subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. The WFOEs own the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by the laws or regulations of mainland China. The agreement will be effective for twenty years upon signing by both parties. The term of the agreement was amended on March 2019 and the agreement will remain effective unless unanimously agreed by the parties concerned or unilaterally terminated by the WFOEs with a written notice. Unless otherwise required by applicable the laws of mainland China, the VIE and its shareholders do not have any right to terminate the agreement.

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Agreements that provide the Company effective control over Beijing Gaotu:

Equity Pledge Agreement

Under the equity interest pledge agreement among the WFOEs, the VIE and its shareholders, the VIE’s shareholders pledged all of their equity interests of the VIE to the WFOEs as security for performance of the obligations of the VIE and its shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, the WFOEs may exercise the right to enforce the pledge immediately. The WFOEs may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney.

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The VIE arrangements - continued

Exclusive Call Option Agreement

Under the exclusive call option agreement among the WFOEs, the VIE and its shareholders, each of the shareholders of the VIE irrevocably granted the WFOEs a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIE at a purchase price equal to the lowest price permissible by the then-applicable laws and regulations of mainland China at the WFOEs’ sole and absolute discretion to the extent permitted by the laws of mainland China. The shareholders of the VIE shall promptly give all considerations they received from the exercise of the options to the WFOEs or its designee(s). The VIE and its shareholders covenant that, without the WFOEs’ prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the VIE; (ii) transfer or otherwise dispose of their equity interests in the VIE; (iii) change the VIE’s registered capital; (iv) amend the VIE’s articles of association; (v) sell, transfer, license or otherwise dispose of any of the VIE’s assets or allow any encumbrance of any assets, except for the disposal or the encumbrances of the assets that are treated as necessary for their daily business operations with the value of the assets involved in a single transaction not exceeding RMB100; (vi) cause the VIE to enter into any major contracts or terminate any material contracts to which the VIE is a party; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve the VIE; or (ix) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by the WFOEs at its discretion or the entire equity interests in the VIE have been transferred to the WFOEs or its designees.

Powers of Attorney

Pursuant to the powers of attorney executed by the VIE’s shareholders, each of them irrevocably authorized the WFOEs or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIE, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).

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The VIE arrangements - continued

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of certain shareholders of the VIE, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIE held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the exclusive management services and business cooperation agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIE held by their spouses. In addition, in the event that the signing spouses obtains any equity interest in the VIE held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

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Risks in relation to VIE structure

The Company believes that the contractual arrangements with Beijing Gaotu and its shareholders are in compliance with existing laws and regulations of mainland China and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

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Beijing Gaotu and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Beijing Gaotu, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.
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Beijing Gaotu and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

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The VIE arrangements - continued

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The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.
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If the legal structure and contractual arrangements were found to be in violation of the laws and regulations of mainland China, the PRC government may restrict or prohibit the Group’s business and operations in mainland China, and the Group could be subject to severe penalties or be forced to relinquish the company's interests in those operations.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate Beijing Gaotu and its subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over Beijing Gaotu and its shareholders, and the Group may lose the ability to receive economic benefits from Beijing Gaotu.

The Group’s business has been directly operated by the VIE and its subsidiaries. As of December 31, 2021 and 2022, the VIE and its subsidiaries accounted for an aggregate of 48.37% and 49.00%, respectively, of the Group’s consolidated total assets, and 79.85% and 80.89% respectively of the Group’s consolidated total liabilities.

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The VIE arrangements - continued

The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	138,672	312,055
Restricted cash	153,230	22
Short-term investments	1,037,346	1,068,365
Inventory, net	15,595	22,783
Prepaid expenses and other current assets	196,246	345,132
Total current assets	1,541,089	1,748,357
Operating lease right-of-use assets	194,162	41,014
Property, equipment and software, net	647,414	533,588
Intangible assets	77	18,932
Land use right	28,178	27,373
Goodwill	331	331
Deferred tax assets	—	15,679
Rental deposit	17,084	2,827
Other non-current assets	1,848	1,392
Total non-current assets	889,094	641,136
Total assets	2,430,183	2,389,493

Accrued expenses and other current liabilities	417,032	367,477
Deferred revenue, current portion	986,993	906,914
Operating lease liabilities, current portion	41,479	21,281
Income tax payable	—	260
Total current liabilities	1,445,504	1,295,932
Deferred revenue, non-current portion	9,225	52,419
Operating lease liabilities, non-current portion	158,824	17,457
Deferred tax liabilities	71,616	74,341
Other payables	26,580	—
Total non-current liabilities	266,245	144,217
Total liabilities	1,711,749	1,440,149

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The VIE arrangements - continued

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	7,124,744	6,561,747	2,498,214
Net income	2,406,144	94,795	555,880
Net cash generated from/(used in) operating activities	3,945,706	(580,304)	558,050
Net cash (used in)/generated from investing activities	(305,448)	121,861	(87,007)
Net cash used in financing activities	(132,644)	(100,621)	—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

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Impact of recent regulations

On July 24, 2021, the General Office of State Council and the General Office of Central Committee of the Communist Party of China jointly promulgated the “Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (compulsory education includes primary school education of six years and middle school education of three years, together as the “Compulsory Stage Education”)” (the “Opinion”), which provides that, among other things, (i) local government authorities shall no longer approve new after-school tutoring institutions (“Academic AST Institutions”) providing tutoring services on academic subjects for students in compulsory education, and the existing after-school tutoring institutions providing tutoring services on academic subjects shall be registered as non-profit, and local government authorities shall no longer approve any new Academic AST Institutions providing tutoring services on academic subjects for pre-school-age children and students in grade ten to twelve; (ii) online Academic AST Institutions that have filed with the local education administration authorities providing tutoring services on academic subjects shall be subject to review and re-approval procedures by competent government authorities, and any failure to obtain such approval will result in the cancellation of its previous filing and ICP license; (iii) Academic AST Institutions are prohibited from raising funds by listing on stock markets or conducting any capitalization activities and listed companies are prohibited from investing in Academic AST Institutions through capital markets fund raising activities, or acquiring assets of Academic AST Institutions by paying cash or issuing securities; and (iv) foreign capital is prohibited from controlling or participating in any Academic AST Institutions through mergers and acquisitions, entrusted operation, joining franchise or variable interest entities.

On September 7, 2021, to implement the Opinion, the Chinese Ministry of Education (“MOE”) published on its website that the MOE, together with two other government authorities, issued a circular requiring all Academic AST Institutions to complete registration as non-profit by the end of 2021, and all Academic AST Institutions shall, before completing such registration, suspend enrollment of students and charging fees (the “New Regulations”).

To comply with the Opinion and the New Regulations, the Company performed organizational adjustments and business restructuring, including the cessation of compulsory education academic subject tutoring services to students (“Business Restructuring”). The financial impacts were disclosed in note 2, 6, 8, 9, 12 and 18.